LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Summary of long-term debt

	2017	2016
Canadian dollar denominated debt, unsecured
Bank credit facilities	$3,544	$2,758
Medium-term notes
3.05% debentures due June 19, 2019	500	500
2.60% debentures due December 3, 2019	500	500
2.05% debentures due June 1, 2020	900	—
2.89% debentures due August 14, 2020	1,000	1,000
3.31% debentures due February 11, 2022	1,000	1,000
3.55% debentures due June 3, 2024	500	500
3.42% debentures due December 1, 2026	600	—
4.85% debentures due May 30, 2047	300	—
	8,844	6,258
US dollar denominated debt, unsecured
Bank credit facilities (December 31, 2017 - US$1,839 million; December 31, 2016 - US$905 million)	2,300	1,213
Commercial paper (December 31, 2017 - US$500 million; December 31, 2016 - US$250 million)	625	336
US dollar debt securities
5.70% due May 15, 2017 (US$1,100 million)	—	1,477
1.75% due January 15, 2018 (US$600 million)	751	806
5.90% due February 1, 2018 (US$400 million)	501	537
3.45% due November 15, 2021 (US$500 million)	625	671
2.95% due January 15, 2023 (US$1,000 million)	1,252	—
3.80% due April 15, 2024 (US$500 million)	625	671
3.90% due February 1, 2025 (US$600 million)	751	806
3.85% due June 1, 2027 (US$1,250 million)	1,566	—
7.20% due January 15, 2032 (US$400 million)	501	537
6.45% due June 30, 2033 (US$350 million)	438	470
5.85% due February 1, 2035 (US$350 million)	438	470
6.50% due February 15, 2037 (US$450 million)	563	604
6.25% due March 15, 2038 (US$1,100 million)	1,377	1,477
6.75% due February 1, 2039 (US$400 million)	501	537
4.95% due June 1, 2047 (US$750 million)	939	—
	13,753	10,612
Long-term debt before transaction costs and original issue discounts, net	22,597	16,870
Less: original issue discounts, net (1)	18	10
transaction costs (1) (2)	121	55
	22,458	16,805
Less: current portion of commercial paper	625	336
current portion of other long-term debt (1) (2)	1,252	1,476
	$20,581	$14,993

(1)	The Company has included unamortized original issue discounts and premiums, and directly attributable transaction costs in the carrying amount of the outstanding debt.

(2)	Transaction costs primarily represent underwriting commissions charged as a percentage of the related debt offerings, as well as legal, rating agency and other professional fees.

Schedule of debt repayments
Scheduled debt repayments are as follows:

Year	Repayment
2018	$2,027
2019	$4,228
2020	$4,231
2021	$760
2022	$1,000
Thereafter	$10,351
The maturity dates for financial liabilities were as follows:

	Less than 1 year	1 to less than 2 years	2 to less than 5 years	Thereafter
Accounts payable	$775	$—	$—	$—
Accrued liabilities	$2,597	$—	$—	$—
Other long-term liabilities (1)	$572	$—	$—	$—
Long-term debt (2) (3)	$2,027	$4,228	$5,991	$10,351

(1)	Includes $469 million (US$375 million) of deferred purchase consideration payable to Marathon in March 2018.

(2)	Long-term debt represents principal repayments only and does not reflect interest, original issue discounts and premiums or transaction costs.

(3)
In addition to the financial liabilities disclosed above, estimated interest and other financing payments related to long-term debt are as follows: less than one year, $842 million; one to less than two years, $755 million; two to less than five years, $1,712 million; and thereafter, $5,384 million. Interest payments were estimated based upon applicable interest and foreign exchange rates as at December 31, 2017.